FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
7. FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value, as defined in ASC Topic 820, is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability is not adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for market activities that are usual and customary for transactions involving such assets or liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.
The Corporation utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. Fair value is used on a recurring basis for Available for Sale Securities. Additionally, fair value is used on a non-recurring basis to evaluate assets or liabilities for impairment or for disclosure purposes. Examples of these non-recurring uses of fair value include certain loans held for sale accounted for on a lower of cost or market basis. Depending on the nature of the asset or liability, the Corporation uses various valuation techniques and assumptions when estimating fair value.
The Corporation applied the following fair value hierarchy:
Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. The Corporation’s mutual fund investments where quoted prices are available in an active market generally are classified within Level 1 of the fair value hierarchy.
Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. The Corporation’s borrowed funds and investments in U.S. government agency securities, government sponsored mortgage backed securities, and obligations of states and political subdivisions are generally classified in Level 2 of the fair value hierarchy. Fair values for these instruments are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.
Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Private equity investments and trust preferred collateralized debt obligations are classified within Level 3 of the fair value hierarchy. Fair values are initially valued based on transaction price and are adjusted to reflect exit values.
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis at September 30, 2013 and December 31, 2012, and the valuation techniques used by the Company to determine those fair values.

September 30, 2013	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
Financial Assets:
Cash and due from banks	$35,434	$35,434	$—	$—	$35,434
Securities – Held to Maturity
Obligations of States and Political Subdivisions	31,381	—	31,647	—	31,647
Corporate Debt Securities	500	—	500	—	500
Securities – Available for Sale
Obligations of U.S. Government Agencies	264,674	—	264,674	—	264,674
MBS issued by U.S. Government Agencies	102,546	—	102,546	—	102,546
Obligations of States and Political Subdivisions	15,712	—	15,712	—	15,712
Trust Preferred CDO Securities	5,861	—	—	5,861	5,861
Corporate Debt Securities	12,070	—	12,070	—	12,070
Other Securities	2,577	2,118	459	—	2,577
Federal Home Loan Bank Stock	10,605	—	10,605	—	10,605
Loans Held for Sale	166	—	—	166	166
Loans, net	594,162	—	—	604,867	604,867
Accrued Interest Receivable	3,766	—	3,766	—	3,766
Financial Liabilities:
Noninterest Bearing Deposits	187,009	187,009	—	—	187,009
Interest Bearings Deposits	867,134	—	871,104	—	871,104
Borrowed funds
FHLB Advances	12,000	—	12,001	—	12,001
Repurchase Agreements	15,000	—	16,464	—	16,464
Accrued Interest Payable	192	—	192	—	192

December 31, 2012	Carrying Value	Level 1	Level 2	Level 3	Estimated Fair Value
Financial Assets:
Cash and due from banks	$112,507	$112,507	$—	$—	$112,507
Securities – Held to Maturity
Obligations of States and Political Subdivisions	38,286	—	40,130	—	40,130
Corporate Debt Securities	500	—	500	—	500
Securities – Available for Sale
Obligations of U.S. Government Agencies	225,451	—	225,451	—	225,451
MBS issued by U.S. Government Agencies	129,818	—	129,818	—	129,818
Obligations of States and Political Subdivisions	18,370	—	18,370	—	18,370
Trust Preferred CDO Securities	5,406	—	—	5,406	5,406
Corporate Debt Securities	12,077	—	12,077	—	12,077
Other Securities	2,645	2,213	432	—	2,645
Federal Home Loan Bank Stock	10,605	—	10,605	—	10,605
Loans Held for Sale	1,520	—	—	1,520	1,520
Loans, net	609,950	—	—	627,171	627,171
Accrued Interest Receivable	3,457	—	3,457	—	3,457
Financial Liabilities:
Noninterest Bearing Deposits	183,016	183,016	—	—	183,016
Interest Bearings Deposits	865,814	—	872,070	—	872,070
Borrowed funds
FHLB Advances	107,000	—	107,785	—	107,785
Repurchase Agreements	15,000	—	17,141	—	17,141
Accrued Interest Payable	353	—	353	—	353
In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset.
The changes in Level 3 assets measured at fair value on a recurring basis were (000’s omitted):

Investment Securities – Available for Sale	2013	2012
Balance at January 1	$5,406	$5,467
Total realized and unrealized gains (losses) included in income	(12)	(12)
Total unrealized gains (losses) included in other comprehensive income	467	(296)
Net purchases, sales, calls and maturities	—	—
Net transfers in/out of Level 3	—	—
Balance at September 30	$5,861	$5,159
The Company did not recognize any unrealized losses on its Level 3 Available for Sale investment securities in other comprehensive income in the consolidated statements of financial condition for the nine months ended September 30, 2013. The Company did not have any sales or purchases of Level 3 available for sale securities during the period.
Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets. As a result, the unrealized gains and losses for these assets presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Company owns pooled Trust Preferred Securities (“TRUPs”) with a fair value of $5,861,000 as of September 30, 2013. Trading of these types of securities has increased recently but is primarily conducted on a distress sale or forced liquidation basis. As a result, the Company measures the fair values of these assets using Level 3 inputs, specifically discounted cash flow projections.
The Company also has assets that under certain conditions are subject to measurement at fair value on a nonrecurring basis. These assets include loans and Other Real Estate Owned. The Company estimated the fair values of these assets using Level 3 inputs, specifically discounted cash flow projections.
Assets measured at fair value on a nonrecurring basis are as follows (000’s omitted):

	Balance at September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$61,557	$—	$—	$61,557
Other Real Estate Owned	$10,801	$—	$—	$10,801

	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$67,249	$—	$—	$67,249
Other Real Estate Owned	$14,262	$—	$—	$14,262
Impaired loans categorized as Level 3 assets consist of non-homogenous loans that are considered impaired. The Company estimates the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals). Other Real Estate Owned (OREO) consists of property received in full or partial satisfaction of a receivable. The Company utilizes independent appraisals to estimate the fair value of OREO properties.

(11) Disclosures about Fair Value of Financial Instruments
Certain of the Bank’s assets and liabilities are financial instruments that have fair values that differ from their carrying values in the accompanying consolidated balance sheets. These fair values, along with the methods and assumptions used to estimate such fair values, are discussed below. The fair values of all financial instruments not discussed below are estimated to be equal to their carrying amounts as of December 31, 2012 and 2011.
CASH AND CASH EQUIVALENTS
The carrying amounts of cash and cash equivalents approximate fair values.
INVESTMENT SECURITIES
Fair value for the Bank’s investment securities was determined using the market value in active markets, where available. When not available, fair values are estimated using the fair value hierarchy. In the fair value hierarchy, Level 2 fair values are determined using observable inputs other than Level 1 market prices, such as quoted prices for similar assets. Level 3 values are determined using unobservable inputs, such as discounted cash flow projections. These estimated market values are disclosed in Note 3 and the required fair value disclosures are in Note 19.
LOANS AND LOANS HELD FOR SALE
Loans Held for Sale consists of fixed rate mortgage loans originated by the Bank. The fair value of Loans Held for Sale is the estimated value the Bank will receive upon sale of the loan. The fair value of all other loans is estimated by discounting the future cash flows associated with the loans, using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.
OTHER TIME DEPOSITS
The fair value of other time deposits, consisting of fixed maturity certificates of deposit, is estimated by discounting the related cash flows using the rates currently offered for deposits of similar remaining maturities.
FHLB ADVANCES AND SECURITIES SOLD UNDER REPURCHASE AGREEMENTS
The estimated fair value of the Federal Home Loan Bank advances and Securities Sold under Repurchase Agreements is estimated by discounting the related cash flows using the rates currently available for similarly structured borrowings with similar maturities.
ACCRUED INTEREST
The carrying amounts of accrued interest approximate fair value.
OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
The fair values of commitments to extend credit and standby letters of credit and financial guarantees written are estimated using the fees currently charged to engage into similar agreements. The fair values of these instruments are not significant.
FAIR VALUES
The carrying amounts and approximate fair values as of December 31, 2012 and December 31, 2011 are as follows (000s omitted):

December 31, 2012	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
Financial Assets:
Cash and due from banks	$112,507	$112,507	$—	$—	$112,507
Securities – Held to Maturity
Obligations of States and Political Subdivisions	38,286	—	40,130	—	40,130
Corporate Debt Securities	500	—	500	—	500
Securities – Available for Sale
Obligations of U.S. Government Agencies	225,451	—	225,451	—	225,451
MBS issued by U.S. Government Agencies	129,818	—	129,818	—	129,818
Obligations of States and Political Subdivisions	18,370	—	18,370	—	18,370
Trust Preferred CDO Securities	5,406	—	—	5,406	5,406
Corporate Debt Securities	12,077	—	12,077	—	12,077
Other Securities	2,645	2,213	432	—	2,645
Federal Home Loan Bank Stock	10,605	—	10,605	—	10,605
Loans Held for Sale	1,520	—	—	1,520	1,520
Loans, net	609,950	—	—	627,171	627,171
Accrued Interest Receivable	3,457	—	3,457	—	3,457
Financial Liabilities:
Noninterest Bearing Deposits	183,016	183,016	—	—	183,016
Interest Bearings Deposits	865,814	—	872,070	—	872,070
Borrowed funds
FHLB Advances	107,000	—	107,785	—	107,785
Repurchase Agreements	15,000	—	17,141	—	17,141
Accrued Interest Payable	353	—	353	—	353

December 31, 2011	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
Financial Assets:
Cash and due from banks	$75,995	$75,995			$75,995
Securities – Held to Maturity
Obligations of States and Political Subdivisions	35,364	—	35,812		35,812
Securities – Available for Sale
Obligations of U.S. Government Agencies	165,532	—	165,532	—	165,532
MBS issued by U.S. Government Agencies	160,168	—	160,168	—	160,168
Obligations of States and Political Subdivisions	15,178	—	15,178	—	15,178
Trust Preferred CDO Securities	5,467	—	—	5,467	5,467
Corporate Debt Securities	5,979	—	5,979	—	5,979
Other Securities	2,575	2,183	392	—	2,575
Federal Home Loan Bank Stock	10,605	—	10,605	—	10,605
Loans Held for Sale	1,035	—	—	1,035	1,035
Loans, net	658,610	—	—	684,007	684,007
Accrued Interest Receivable	3,582	—	3,582	—	3,582
Financial Liabilities:
Noninterest Bearing Deposits	164,852	164,852	—	—	164,852
Interest Bearings Deposits	857,458	—	864,496	—	864,496
Borrowed funds
FHLB Advances	107,000	—	109,664	—	109,664
Repurchase Agreements	20,000	—	22,773	—	22,773
Accrued Interest Payable	477	—	477	—	477

(19) Fair Value Disclosures
The following tables present information about the Corporation’s assets measured at fair value on a recurring basis at December 31, 2012 and 2011, and the valuation techniques used by the Corporation to determine those fair values.
In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets that the Company has the ability to access.
Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.
In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset.
Assets measured at fair value on a recurring basis are as follows (000’s omitted):

Investment Securities Available for Sale at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Obligations of U.S. Government Agencies	$—	$225,451	$—
MBS issued by U.S. Government Agencies		129,818
Obligations of States and Political Subdivisions	—	18,370	—
Trust Preferred CDO Securities	—	—	5,406
Corporate Debt Securities	—	12,077	—
Other Securities	2,213	432	—
Total Securities Available for Sale	$2,213	$386,148	$5,406

Investment Securities Available for Sale at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Obligations of U.S. Government Agencies	$—	$165,532	$—
MBS issued by U.S. Government Agencies		160,168
Obligations of States and Political Subdivisions	—	15,178	—
Trust Preferred CDO Securities	—	—	5,467
Corporate Debt Securities	—	5,979	—
Other Securities	2,183	392	—
Total Securities Available for Sale	$2,183	$347,249	$5,467
The changes in Level 3 assets measured at fair value on a recurring basis were (000’s omitted):

Investment Securities – Available for Sale	2012	2011
Balance at January 1	$5,467	$5,188
Total realized and unrealized gains (losses) included in income	—	—
Total unrealized gains (losses) included in other comprehensive income	(44)	300
Net purchases, sales, calls and maturities	(17)	(21)
Net transfers in/out of Level 3	—	—
Balance at December 31	$5,406	$5,467
Of the Level 3 assets that were held by the Corporation at December 31, 2012, the unrealized loss for the year was $44,000. That loss is recognized in other comprehensive income in the consolidated statements of financial condition. The Company did not purchase or sell any Level 3 available for sale securities during 2012 or 2011.
Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets. As a result, the unrealized gains and losses for these assets presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Company also has assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets include held to maturity investments and loans. The Company estimated the fair values of these assets using Level 3 inputs, specifically discounted cash flow projections.
Assets measured at fair value on a nonrecurring basis are as follows (000’s omitted):

	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$67,249	$—	$—	$67,249
Other Real Estate Owned	$14,262	$—	$—	$14,262

	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$70,803	$—	$—	$70,803
Other Real Estate Owned	$16,650	$—	$—	$16,650
Impaired loans categorized as Level 3 assets consist of non-homogenous loans that are considered impaired. The Corporation estimates the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals). Other Real Estate Owned (OREO) consists of property received in full or partial satisfaction of a receivable. The Corporation utilizes outside appraisals to estimate the fair value of OREO properties.